Leases - Schedule of Future Minimum Payments (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
US$
2026	$ 17,158
2027	15,896
2028	15,896
2029	15,896
2030	15,896
Thereafter	396,124
Total lease payments	476,866
Less: imputed interest	(211,881)
Total lease liabilities, net of interest	$ 264,985	$ 0